Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus
Transamerica US Growth
* * *
Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectus concerning the fund.
* * *
The last paragraph of the fund’s “Principal Investment Strategies” section in the Prospectus and the fifth paragraph of the “More on Each Fund’s Strategies and Investments” section in the Prospectus relating to the fund are deleted in their entirety and replaced as follows:
Consistent with the fund’s objective and other policies, the fund may, but is not required to, invest to a lesser extent in derivatives, including futures, forwards, options and swaps primarily for cash equitization purposes. The fund may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts, American Depositary Shares and U.S. dollar denominated securities of foreign issuers.
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Investors Should Retain this Supplement for Future Reference
April 15, 2026

Transamerica US Growth
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus
Transamerica US Growth
* * *
Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectus concerning the fund.
* * *
The last paragraph of the fund’s “Principal Investment Strategies” section in the Prospectus and the fifth paragraph of the “More on Each Fund’s Strategies and Investments” section in the Prospectus relating to the fund are deleted in their entirety and replaced as follows:
Consistent with the fund’s objective and other policies, the fund may, but is not required to, invest to a lesser extent in derivatives, including futures, forwards, options and swaps primarily for cash equitization purposes. The fund may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts, American Depositary Shares and U.S. dollar denominated securities of foreign issuers.
* * *
Investors Should Retain this Supplement for Future Reference
April 15, 2026